Preferred and Common Stock - Puttable Common Stock (Table) (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 06, 2016	Mar. 02, 2015	Apr. 01, 2016	Apr. 30, 2015	Apr. 24, 2015	Jul. 01, 2016	Jul. 15, 2015	Aug. 13, 2015	Oct. 03, 2016	Oct. 02, 2015	Oct. 26, 2015	Dec. 31, 2016	Dec. 31, 2015
Common Stock
Beginning Balance, amount	$ 6,500		$ 6,500			$ 6,500			$ 6,500			$ 6,500
Ending Balance, amount												$ 2,500	$ 6,500
Puttable Common Stock
Common Stock
Begining Balance, Number of shares	650,000	0	650,000	0	0	650,000	0	0	650,000	0	0	650,000	0
Beginning Balance, amount	$ 6,500	$ 0	$ 6,500	$ 0	$ 0	$ 6,500	$ 0	$ 0	$ 6,500	$ 0	$ 0	$ 6,500	$ 0
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, shares		200,000		200,000				200,000			200,000		800,000
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, amount													$ 8,000
Redemption of puttable common stock, shares	(100,000)		(100,000)		(25,000)	(100,000)	(50,000)		(100,000)	(75,000)		(400,000)	(150,000)
Redeption of 400,000 shares of the puttable common stock, value												$ (4,000)	$ (1,500)
Ending Balance, Number of shares												250,000	650,000
Ending Balance, amount												$ 2,500	$ 6,500